Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 22, 2016
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 22, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 22, 2016
Prospectus Date	rr_ProspectusDate	Mar. 31, 2016
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHAX
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHCX
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHZX
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHNX